Related Party Transactions (Details) ¥ in Millions				12 Months Ended
		Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 31, 2021 USD ($)	May 31, 2021 CNY (¥)
Related Party Transactions [Line Items]
Rebate customer				$ 135,635
Related sales revenue				0.40%	0.40%	4.00%
Purchased conveyor amount				$ 2,517,675	$ 3,386,224	$ 3,179,092
Purchase percentage				5.00%	6.00%	7.00%
Related parts amount				$ 14,827,833	$ 21,839,009	$ 21,962,617
Aggregate loan amount							$ 2,334,500	¥ 16.1
Unpaid loan and interest amount				2,572,909	2,567,950
Interest expenses				$ 160,629	$ 306,141	$ 45,650
Interest rate percentage				3.50%	10.00%	9.60%
Interest-free working capital loans due on demand				$ 46,464	$ 47,850
Harwell Technologies Ltd [Member]
Related Party Transactions [Line Items]
Owned subsidiary percentage							100.00%	100.00%
Forecast [Member] | Jiawen Miao [Member]
Related Party Transactions [Line Items]
Repaid amount		$ 2,028,198	¥ 14.4
Lvduosen [Member]
Related Party Transactions [Line Items]
Purchase percentage				7.00%	6.00%	7.00%
Lvduosen [Member]
Related Party Transactions [Line Items]
Purchased conveyor amount	[1]			$ 928,844	$ 1,085,233	$ 1,265,837
Xuanrui [Member]
Related Party Transactions [Line Items]
Purchased conveyor amount	[2]			$ 815,785	$ 1,073,656	$ 704,700
Purchase percentage				6.00%	6.00%	4.00%
Hydraulic Pump [Member]
Related Party Transactions [Line Items]
Related parts amount				$ 773,046	$ 1,227,335	$ 1,208,555
Harwell Technologies Ltd [Member]
Related Party Transactions [Line Items]
Interest expenses				79,566	239,246	$ 26,316
Harden Industries Ltd [Member]
Related Party Transactions [Line Items]
Due amount				$ 80,780	$ 64,780

[1]	For the years ended December 31, 2023, 2022 and 2021, the Company purchased conveyor in the amount of $928,844, $1,085,233 and $1,265,837 from Lvduosen, respectively. The purchase from Lvduosen accounted for approximately 7%, 6% and 7% of the Company’s total purchase for the years ended December 31, 2023, 2022 and 2021, respectively.
[2]	For the years ended December 31, 2023, 2022 and 2021, the Company purchased production parts in the amount of $815,785, $1,073,656 and $704,700 from Xuanrui, respectively. The purchase from Xuanrui accounted for approximately 6%, 6% and 4% of the Company’s total purchase for the years ended December 31, 2023, 2022 and 2021, respectively.